Assets Held for Sale - Additional Information (Detail) (Foreign Facilities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Facilities
Long Lived Assets Held-for-sale [Line Items]
Fair value of asset held for sale		$ 0.8
Loss recognized on revaluation		0.1	0.4
Gain (loss) on sale of building	$ 0